Principal Group companies - Schedule of the Subsidiaries and Their Counties of Incorporation and the Equity Share Capital of These Entities wholly owned by the Group (Detail)	12 Months Ended
Dec. 31, 2021
Glaxo Group Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Glaxo Group Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
Glaxo Operations UK Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Glaxo Operations UK Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline Capital PLC [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Capital plc
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline Consumer Healthcare Holdings Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare Holdings Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline Consumer Healthcare (UK) Trading Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare (UK) Trading Limited
Proportion of ownership interest in subsidiary	68.00%
Country of incorporation	England
GlaxoSmithKline Consumer Trading Services Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Trading Services Limited
Proportion of ownership interest in subsidiary	68.00%
Country of incorporation	England
GlaxoSmithKline Export Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Export Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline Finance PLC [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Finance plc
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline Holdings Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Holdings Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline Research & Development Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Research & Development Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline Services Unlimited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Services Unlimited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline UK Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline UK Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
Setfirst Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Setfirst Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
SmithKline Beecham Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	SmithKline Beecham Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
ViiV Health Care Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare Limited
Proportion of ownership interest in subsidiary	78.30%
Country of incorporation	England
ViiV Healthcare UK Limited [member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare UK Limited
Proportion of ownership interest in subsidiary	78.30%
Country of incorporation	England
Block Drug Company Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Block Drug Company, Inc.
Proportion of ownership interest in subsidiary	68.00%
Country of incorporation	US
Corixa Corporation [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Corixa Corporation
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	US
GlaxoSmithKline Capital Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Capital Inc.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	US
GlaxoSmithKline Consumer Healthcare Holdings (US) LLC [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare Holdings (US) LLC
Proportion of ownership interest in subsidiary	68.00%
Country of incorporation	US
GlaxoSmithKline Consumer Healthcare, L.P [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare, L.P.
Proportion of ownership interest in subsidiary	59.84%
Country of incorporation	US
GlaxoSmithKline Holdings (Americas) Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Holdings (Americas) Inc.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	US
GlaxoSmithKline LLC [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline LLC
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	US
Human Genome Sciences, Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Human Genome Sciences, Inc.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	US
GSK Consumer Health, Inc [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Consumer Health, Inc.
Proportion of ownership interest in subsidiary	68.00%
Country of incorporation	US
GSK Equity Investments, Limited [Member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Equity Investments, Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	US
Stiefel Laboratories, Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Stiefel Laboratories, Inc.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	US
Tesaro, Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Tesaro, Inc.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	US
ViiV Healthcare Company [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare Company
Proportion of ownership interest in subsidiary	78.30%
Country of incorporation	US
GlaxoSmithKline Australia Pty Ltd [Member] | Australia [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Australia Pty Ltd
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Australia
GlaxoSmithKline Consumer Healthcare Australia Pty Ltd [member] | Australia [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare Australia Pty Ltd
Proportion of ownership interest in subsidiary	68.00%
Country of incorporation	Australia
GlaxoSmithKline Brasil Limitada [Member] | Brazil [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Brasil Limitada
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Brazil
GlaxoSmithKline Consumer Healthcare ULC/GlaxoSmithKline Soins De [Member] | Canada [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare ULC/GlaxoSmithKline Soins De Sante Aux Consommateurs SRI
Proportion of ownership interest in subsidiary	68.00%
Country of incorporation	Canada
GlaxoSmithKline Inc. [Member] | Canada [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Inc.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Canada
ID Biomedical Corporation of Quebec [Member] | Canada [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ID Biomedical Corporation of Quebec
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Canada
GlaxoSmithKline Limited [Member] | China [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Limited [Member] | China [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Limited
Country of incorporation	China (Hong Kong
Sino-American Tianjin Smith Kline and French Laboratories Ltd [Member] | China [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sino-American Tianjin Smith Kline & French Laboratories Ltd
Proportion of ownership interest in subsidiary	37.40%
Country of incorporation	China
Wyeth Pharmaceutical Co. Ltd [Member] | China [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Wyeth Pharmaceutical Co. Ltd
Proportion of ownership interest in subsidiary	68.00%
Country of incorporation	China
GlaxoSmithKline Consumer Healthcare Japan K.K. [member] | Japan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare Japan K.K.
Proportion of ownership interest in subsidiary	68.00%
Country of incorporation	Japan
GlaxoSmithKline K.K. [member] | Japan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline K.K.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Japan
GlaxoSmithKline Pakistan Limited [member] | Pakistan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Pakistan Limited
Proportion of ownership interest in subsidiary	82.60%
Country of incorporation	Pakistan
Glaxo Wellcome Manufacturing Pte Ltd. [member] | Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Glaxo Wellcome Manufacturing Pte Ltd.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Singapore
GlaxoSmithKline Korea Limited [member] | Republic of Korea [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Korea Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Republic of Korea
GlaxoSmithKline Biologicals SA [member] | Belgium [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Biologicals SA
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Belgium
Laboratoire GlaxoSmithKline [member] | France [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Laboratoire GlaxoSmithKline
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	France
ViiV Healthcare SAS [member] | France [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare SAS
Proportion of ownership interest in subsidiary	78.30%
Country of incorporation	France
GlaxoSmithKline Consumer Healthcare GmbH and Co. KG [member] | Germany [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare GmbH & Co. KG
Proportion of ownership interest in subsidiary	68.00%
Country of incorporation	Germany
GlaxoSmithKline GmbH and Co. KG [member] | Germany [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline GmbH & Co. KG
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Germany
GSK Vaccines GmbH [member] | Germany [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Vaccines GmbH
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Germany
GlaxoSmithKline S.p.A. [member] | Italy [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline S.p.A.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Italy
GSK Vaccines S.r.l. [member] | Italy [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Vaccines S.r.l.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Italy
GlaxoSmithKline Consumer Healthcare S.r.l. [member] | Italy [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Consumer Healthcare S.r.l
Proportion of ownership interest in subsidiary	68.00%
Country of incorporation	Italy
GSK Services Sp z o.o. [member] | Poland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Services Sp z o.o.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Poland
GlaxoSmithKline Trading Services Limited [member] | Ireland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Trading Services Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Republic of Ireland
GlaxoSmithKline Healthcare AO [member] | Russia [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Healthcare AO
Proportion of ownership interest in subsidiary	68.00%
Country of incorporation	Russia
GlaxoSmithKline S.A. [member] | Spain [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline S.A.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Spain
Laboratorios ViiV Healthcare, S.L. [member] | Spain [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Laboratorios ViiV Healthcare, S.L.
Proportion of ownership interest in subsidiary	78.30%
Country of incorporation	Spain
ViiV Healthcare Finance Limited [Member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare Finance Limited
Proportion of ownership interest in subsidiary	78.30%
Country of incorporation	England
GSK Consumer Healthcare S.A [member] | Switzerland [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Switzerland
GlaxoSmithKline Asia Pvt. Limited [Member] | India [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Asia Private Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	India
PF Consumer Healthcare Canada ULCPF Soins De Sante SRI [Member] | Canada [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	PF Consumer Healthcare Canada ULC/PF Soins De Sante SRI
Proportion of ownership interest in subsidiary	68.00%
Country of incorporation	Canada
GlaxoSmithKline Pharmaeuticals Limited [Member] | India [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Pharmaceuticals Limited
Proportion of ownership interest in subsidiary	75.00%
Country of incorporation	India
Pfizer Consumer Manufacturing Italy Srl [Member] | Italy [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Pfizer Consumer Manufacturing Italy S.r.l.
Proportion of ownership interest in subsidiary	68.00%
Country of incorporation	Italy
ViiV Healthcare S.r.l. [Member] | Italy [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare S.r.l.
Proportion of ownership interest in subsidiary	78.30%
Country of incorporation	Italy
GlaxoSmithKline US Trading Limited [Member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline US Trading Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
Glaxo Wellcome UK Limited [Member] | UK [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Glaxo Wellcome UK Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline Sant Grand Public [Member] | France [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Santé Grand Public
Proportion of ownership interest in subsidiary	68.00%
Country of incorporation	France
JSC GlaxoSmithKline Trading [Member] | Russia [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	JSC GlaxoSmithKline Trading
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare SARL [Member] | Switzerland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Consumer Healthcare SARL
Proportion of ownership interest in subsidiary	68.00%
Alacer Corp [Member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alacer Corp
Proportion of ownership interest in subsidiary	68.00%
Country of incorporation	US